Significant Related Party Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
Sales of goods	$ 3,908,000	$ 5,398,000
Purchase of goods	8,436,000	6,060,000
Interest paid	97,000	131,000
Balances with related parties included in:
Accounts receivable-related parties	2,419,000		$ 4,223,000
Accounts payable-related parties	5,401,000		5,155,000
Amounts due to related parties	8,152,000		5,308,000
Other non-current liabilities	8,129,000		8,129,000
Amount due to related parties - repayable within one year or repayable on demand	8,152,000		5,308,000
Amounts due to related parties - equal installment	3,000,000
Other current assets
Balances with related parties included in:
Amounts due from related parties	1,065,000		1,136,000
Marketing services
Related Party Transaction [Line Items]
Expenses	5,366,000	4,531,000
Indirect subsidiaries of CK Hutchison
Related Party Transaction [Line Items]
Interest paid	65,000
Guarantee fee on bank loan	234,000	234,000
Balances with related parties included in:
Accounts receivable-related parties	1,781,000		2,589,000
Accounts payable-related parties			19,000
Amounts due to related parties	3,462,000		152,000
Amount due to related parties - repayable within one year or repayable on demand			2,238,000
Indirect subsidiaries of CK Hutchison | Other current assets
Balances with related parties included in:
Amounts due from related parties	109,000		107,000
Indirect subsidiaries of CK Hutchison | Other liabilities, non-current
Balances with related parties included in:
Other non-current liabilities	6,000,000
Indirect subsidiaries of CK Hutchison | Sales of goods
Related Party Transaction [Line Items]
Sales of goods	3,908,000	5,398,000
Indirect subsidiaries of CK Hutchison | Marketing services
Related Party Transaction [Line Items]
Expenses	241,000	273,000
Indirect subsidiaries of CK Hutchison | Management service
Related Party Transaction [Line Items]
Expenses	448,000	437,000
Equity investees
Related Party Transaction [Line Items]
Purchase of goods	494,000	62,000
Balances with related parties included in:
Accounts receivable-related parties	638,000		1,634,000
Amounts due to related parties	4,690,000		3,070,000
Equity investees | Other current assets
Balances with related parties included in:
Amounts due from related parties	956,000		1,029,000
Equity investees | Other liabilities, current
Balances with related parties included in:
Other deferred income	1,691,000		1,771,000
Equity investees | Research and development services
Related Party Transaction [Line Items]
Sales of goods	4,883,000	3,815,000
Equity investees | Marketing services
Related Party Transaction [Line Items]
Expenses	5,125,000	4,258,000
Non-controlling shareholders of a subsidiary
Related Party Transaction [Line Items]
Purchase of goods	7,942,000	5,998,000
Interest paid	32,000	47,000
Dividend paid	37,000
Balances with related parties included in:
Accounts payable-related parties	5,401,000		5,136,000
Other payables, accruals and advance receipts	46,000		14,000
Non-controlling shareholders of a subsidiary one | Other liabilities, non-current
Balances with related parties included in:
Other non-current liabilities	1,550,000		1,550,000
Non-controlling shareholders of a subsidiary two | Other liabilities, non-current
Balances with related parties included in:
Other non-current liabilities	$ 579,000		579,000
Immediate holding company
Related Party Transaction [Line Items]
Interest paid		$ 84,000
Balances with related parties included in:
Amounts due to related parties			2,086,000
Immediate holding company | Other liabilities, non-current
Balances with related parties included in:
Other non-current liabilities			$ 6,000,000